COMMON STOCK (Details Narrative) - USD ($)			12 Months Ended
	Apr. 29, 2019	Jun. 18, 2018	Dec. 31, 2019	Dec. 31, 2018
Number of shares issued (in shares)		3,000,000		5,005,000
Proceeds from issuance of common stock			$ 150,030	$ 10,910
Stock subscription receivable			30	30
Shares issued			43,750
Cash proceeds			$ 150,030	$ 10,470
Common Stock [Member]
Number of shares issued (in shares)			850,000	5,005,000
Share price (in dollars per share)			$ 0.25
Non cash expense			$ 43,750
Shares issued			$ 18
Shares granted			175,000
Cash proceeds			$ 85	$ 501
Technology License Agreement [Member] | Restricted Shares [Member] | Common Stock Issued For Cash - Related Party [Member]
Number of shares issued (in shares)	5,000,000
Share price (in dollars per share)	$ 0.03
Non cash expense	$ 150,000